Expenses by nature (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses By Nature
Expenses capitalized in property, plant and equipment	$ 39,461	$ 43,890	$ 48,077